SUPPLEMENT TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

I.              Evergreen U.S. Government Fund (the “Fund”)

                Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

                The section entitled “THE FUND’S PORTFOLIO MANAGERS” specific to the Fund in its prospectus is replaced with the following:

                U.S. Government Fund

The Fund is managed by Lisa Brown-Premo, who is the lead portfolio manager of the team, and Karen DiMeglio.

Ms. Premo is a Senior Vice President and Managing Director of the Mortgage-Backed and Structured Products Group of the Customized Fixed Income team with EIMC. Ms. Premo has been with EIMC or one of its predecessor companies since 1996. Prior to joining EIMC she served as Managing Director of Mortgage-Backed Securities Retail and Proprietary Trading for Wachovia Capital Markets Corporation from 1991 through 1996.

Ms. DiMeglio is an Associate Director and Portfolio Manager with the Limited Duration team of the Customized Fixed Income Group of EIMC. Ms. DiMeglio has been with EIMC or one of its predecessor companies since 1986.

                The section entitled “FUND FACTS” relating to portfolio managers in the Fund’s prospectus is replaced with the following:

Portfolio Managers:

Lisa Brown-Premo

Karen DiMeglio

The tabular information in the section entitled “PORTFOLIO MANAGERS – Other Funds and Accounts Managed” relating specifically to the Fund in its Statement of Additional Information is replaced with the following:

Portfolio Manager		(Assets in thousands)
Lisa Brown-Premo	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund..................................................................	5,476,267,838
	Evergreen Managed Income Fund[1]...............................................................	1,203,313,582
	Evergreen Strategic Income Fund[1]................................................................	411,596,757
	Evergreen U.S. Government Fund................................................................	562,875,409
	Evergreen Ultra Short Bond Fund................................................................	644,196,551
	Evergreen VA Strategic Income Fund[1].........................................................	77,059,902
	TOTAL........................................................................................................	8,375,310,038
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed.......................................	0
	Number of other accounts managed.....................................................................	9
	Assets of separate accounts managed	10,016,277,989

Karen DiMeglio	Assets of registered investment companies managed
	Evergreen U.S. Government Fund	562,875,409
	TOTAL........................................................................................................	562,875,409
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed.......................................	0
	Assets of other pooled investment vehicles managed..................................	0
	Those subject to performance fee................................................................	0
	Number of other accounts managed.....................................................................	68
	Assets of other accounts managed...............................................................	418,384,900
	Those subject to performance fee................................................................	0

Ms. Brown-Premo is not fully responsible for the management of the entire portfolios of Evergreen Managed Income Fund, Evergreen Strategic Income Fund and Evergreen VA Strategic Income Fund.  As of December 31, 2004, she was responsible only for approximately $367.4 million of the $1,769.5 million in assets in these funds.

                The tabular information in the section entitled “PORTFOLIO MANAGERS – Compensation” relating specifically to the Fund in its Statement of Additional Information is replaced with the following:

Portfolio Manager

Lisa Brown-Premo..............................	Lipper Adjustable Rate Mortgage Funds Lipper Intermediate U.S. Government Funds Lipper Multi Sector Income Lipper Ultra Short Obligation Funds
Karen DiMeglio..................................	Lipper Short Investment Grade Lipper Intermediate U.S. Government

                The tabular information in the section entitled “PORTFOLIO MANAGERS – Fund Holdings” relating specifically to the Fund in its Statement of Additional Information is replaced with the following:

Evergreen U.S. Government Fund

Lisa Brown-Premo..............................	$10,001 - $50,000
Karen DiMeglio..................................	$1 - $10,000

The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by each portfolio manager as of April 30, 2005.  Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Portfolio Manager

Lisa Brown-Premo..............................	$500,001 - $1,000,000
Karen DiMeglio..................................	$1 - $10,000

March 17, 2006	575513 (3/06)